FINANCIAL STATEMENTS

Variflex Separate Account

Year Ended December 31, 2024

With Report of Independent Registered Public Accounting Firm

Variflex Separate Account

Financial Statements

Year Ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variflex Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variflex Separate Account (the Separate Account), as of December 31, 2024 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1984.

Kansas City, Missouri

April 25, 2025

Appendix

Subaccounts listed that comprising Variflex Separate Account

Subaccounts	Statements of operations and changes in net assets
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2024

ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2024

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Alpha Opportunity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2024

Guggenheim VIF Long Short Equity	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Managed Asset Allocation	For the period from January 1, 2024 through August 16, 2024 (closing of operations) and the year ended December 31, 2023

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2024

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2024

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2024

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2024

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2024

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2024

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2024

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2024

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2024

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2024

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2024

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2024

LVIP American Century Ultra	For each of the two years in the period ended December 31, 2024

LVIP American Century Value	For each of the two years in the period ended December 31, 2024

Subaccounts	Statements of operations and changes in net assets
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2024

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2024

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2024

NAA All Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Large Core Series	For each of the two years in the period ended December 31, 2024

NAA Large Growth Series	For each of the two years in the period ended December 31, 2024

NAA Mid Growth Series	For each of the two years in the period ended December 31, 2024

NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA Small Growth Series	For each of the two years in the period ended December 31, 2024

NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2024

NAA World Equity Income Series	For each of the two years in the period ended December 31, 2024

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2024

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2024

PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2024

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2024

PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2024

PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2024

Royce Micro-Cap	For each of the two years in the period ended December 31, 2024

Variflex Separate Account

Statements of Net Assets

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon IP Technology Growth	463,075	$11,157,970	$14,614,635	$14,614,635	212,241	$68.90	$68.90
ClearBridge Variable Growth (a)	405,413	8,352,963	5,602,807	5,602,807	169,180	33.17	33.17
ClearBridge Variable Small Cap Growth	224,832	6,460,986	6,225,604	6,225,604	147,326	42.26	42.26
Guggenheim VIF Alpha Opportunity (b)	—	—	—	—	—	24.23	24.23
Guggenheim VIF High Yield	358,566	9,472,162	8,899,596	8,899,596	215,648	41.35	41.35
Guggenheim VIF Long Short Equity (b)	—	—	—	—	—	18.16	18.16
Guggenheim VIF Managed Asset Allocation (b)	—	—	—	—	—	48.21	51.10
Guggenheim VIF Total Return Bond	1,755,352	26,805,942	25,066,421	25,066,421	580,645	23.97	43.19
Invesco V.I. American Value	290,631	4,719,566	5,036,643	5,036,643	340,959	14.77	14.77
Invesco V.I. Comstock	610,303	11,748,232	12,578,340	12,578,340	345,339	36.43	36.43
Invesco V.I. Discovery Mid Cap Growth	109,307	6,913,988	7,315,890	7,315,890	203,181	36.01	36.01
Invesco V.I. Equity and Income	919,534	15,409,375	15,935,526	15,935,526	537,357	29.66	29.66
Invesco V.I. EVQ International Equity Fund	316,837	10,360,782	10,420,753	10,420,753	486,017	21.44	21.44
Invesco V.I. Global Real Estate	255,958	4,030,348	3,427,278	3,427,278	159,811	21.45	21.45
Invesco V.I. Government Money Market	26,997,243	26,997,243	26,997,243	26,997,243	2,611,470	10.34	10.52
Invesco V.I. Government Securities	476,726	5,119,209	4,834,001	4,834,001	427,406	11.31	11.31
Invesco V.I. Health Care	207,081	5,781,506	5,589,121	5,589,121	162,138	34.49	34.49
Invesco V.I. Main Street Mid Cap Fund®	496,467	5,200,923	5,307,231	5,307,231	158,221	33.58	33.58
Invesco V.I. Main Street Small Cap Fund®	293,318	7,242,937	8,356,641	8,356,641	178,406	46.84	46.84
LVIP American Century Ultra (a)	2,269,356	48,212,080	65,890,739	65,890,739	952,015	69.21	69.21
LVIP American Century Value (a)	4,972,583	53,229,282	60,894,254	60,894,254	1,649,724	36.91	36.91
MFS® VIT II Research International	1,825,668	29,160,598	30,780,770	30,780,770	1,695,767	18.16	18.16
MFS® VIT Total Return	440,793	9,999,348	9,979,544	9,979,544	405,010	24.66	24.66
MFS® VIT Utilities	260,647	8,091,352	8,710,821	8,710,821	229,036	38.02	38.02
NAA All Cap Value Series (a)	1,754,477	46,634,492	59,336,398	59,336,398	677,863	87.60	92.91
NAA Large Cap Value Series (a)	3,895,767	128,380,368	161,674,316	161,674,316	747,110	73.26	216.67
NAA Large Core Series (a)	4,192,231	144,675,536	208,605,403	208,605,403	842,379	92.00	247.76
NAA Large Growth Series (a)	1,599,645	28,775,676	39,127,318	39,127,318	789,008	49.70	52.34
NAA Mid Growth Series (a)	2,508,341	107,744,815	131,136,070	131,136,070	773,458	138.52	169.61
NAA Small Cap Value Series (a)	624,443	21,172,092	27,662,812	27,662,812	346,043	79.92	84.01
NAA Small Growth Series (a)	631,483	16,107,907	18,477,204	18,477,204	357,372	51.70	54.63
NAA Smid-Cap Value Series (a)	1,216,914	66,624,136	91,962,218	91,962,218	523,777	175.69	185.80
NAA World Equity Income Series (a)	5,801,400	57,889,651	86,034,768	86,034,768	1,107,107	75.31	77.66
Neuberger Berman AMT Sustainable Equity	1,170,131	24,250,705	46,910,556	46,910,556	717,614	65.42	67.94
PIMCO VIT All Asset	319,793	3,266,062	2,810,977	2,810,977	132,124	21.31	21.31
PIMCO VIT CommodityRealReturn Strategy	249,403	1,814,001	1,359,246	1,359,246	174,607	7.78	7.78
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	297,117	3,104,148	2,971,166	2,971,166	167,529	17.74	17.74
PIMCO VIT Low Duration	4,054,465	39,412,960	39,085,045	39,085,045	3,030,422	12.90	12.90
PIMCO VIT Real Return	696,322	8,941,851	8,014,666	8,014,666	508,185	15.78	15.78
Royce Micro-Cap	245,014	2,559,146	2,388,889	2,388,889	88,291	27.10	27.10

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2024 and 2023, Except as Noted

	BNY Mellon IP Technology Growth	ClearBridge Variable Growth (a)	ClearBridge Variable Small Cap Growth
Net assets as of December 31, 2022	$7,866,997	$6,412,769	$6,308,692

Investment income (loss):
Dividend distributions	—	4,012	—
Investment Expenses:
Mortality and expense risk and administrative charges	(131,644)	(74,924)	(78,572)

Net investment income (loss)	(131,644)	(70,912)	(78,572)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	625,405	—
Realized capital gain (loss) on investments	(120,448)	(950,375)	(81,255)
Change in unrealized appreciation (depreciation)	5,046,128	1,640,990	586,306

Net gain (loss) on investments	4,925,680	1,316,020	505,051

Net increase (decrease) in net assets from operations	4,794,036	1,245,108	426,479

Contract owner transactions:
Variable annuity deposits	307,279	214,819	463,253
Terminations, withdrawals and annuity payments	(993,722)	(964,425)	(398,288)
Transfers between subaccounts, net	1,553,276	(880,631)	(160,460)
Maintenance charges and mortality adjustments	(2,676)	(1,901)	(2,641)

Increase (decrease) in net assets from contract transactions	864,157	(1,632,138)	(98,136)

Total increase (decrease) in net assets	5,658,193	(387,030)	328,343

Net assets as of December 31, 2023	$13,525,190	$6,025,739	$6,637,035

Investment income (loss):
Dividend distributions	—	6,485	—
Investment Expenses:
Mortality and expense risk and administrative charges	(173,146)	(70,286)	(77,704)

Net investment income (loss)	(173,146)	(63,801)	(77,704)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	1,557,667	210,315
Realized capital gain (loss) on investments	1,084,412	(416,645)	(40,736)
Change in unrealized appreciation (depreciation)	2,153,602	(482,623)	108,738

Net gain (loss) on investments	3,238,014	658,399	278,317

Net increase (decrease) in net assets from operations	3,064,868	594,598	200,613

Contract owner transactions:
Variable annuity deposits	309,909	161,071	512,076
Terminations, withdrawals and annuity payments	(2,823,089)	(744,853)	(691,581)
Transfers between subaccounts, net	541,122	(432,366)	(426,852)
Maintenance charges and mortality adjustments	(3,365)	(1,382)	(5,687)

Increase (decrease) in net assets from contract transactions	(1,975,423)	(1,017,530)	(612,044)

Total increase (decrease) in net assets	1,089,445	(422,932)	(411,431)

Net assets as of December 31, 2024	$14,614,635	$5,602,807	$6,225,604

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Alpha Opportunity(b)	Guggenheim VIF High Yield	Guggenheim VIF Long Short Equity(b)
Net assets as of December 31, 2022	$1,373,803	$9,162,906	$1,660,369

Investment income (loss):
Dividend distributions	1,557	500,970	4,377
Investment Expenses:
Mortality and expense risk and administrative charges	(16,124)	(105,488)	(20,109)

Net investment income (loss)	(14,567)	395,482	(15,732)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	6,957	(383,058)	47,520
Change in unrealized appreciation (depreciation)	100,267	871,473	143,423

Net gain (loss) on investments	107,224	488,415	190,943

Net increase (decrease) in net assets from operations	92,657	883,897	175,211

Contract owner transactions:
Variable annuity deposits	9,804	237,964	99,723
Terminations, withdrawals and annuity payments	(221,696)	(1,418,897)	(368,693)
Transfers between subaccounts, net	6,082	249,542	(2,199)
Maintenance charges and mortality adjustments	(307)	(1,866)	(201)

Increase (decrease) in net assets from contract transactions	(206,117)	(933,257)	(271,370)

Total increase (decrease) in net assets	(113,460)	(49,360)	(96,159)

Net assets as of December 31, 2023	$1,260,343	$9,113,546	$1,564,210

Investment income (loss):
Dividend distributions	2,434	550,367	2,258
Investment Expenses:
Mortality and expense risk and administrative charges	(10,191)	(110,196)	(12,527)

Net investment income (loss)	(7,757)	440,171	(10,269)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	158,980	(95,030)	383,505
Change in unrealized appreciation (depreciation)	(66,775)	216,459	(258,202)

Net gain (loss) on investments	92,205	121,429	125,303

Net increase (decrease) in net assets from operations	84,448	561,600	115,034

Contract owner transactions:
Variable annuity deposits	8,755	245,983	32,919
Terminations, withdrawals and annuity payments	(37,491)	(961,478)	(128,475)
Transfers between subaccounts, net	(1,315,978)	(58,729)	(1,583,581)
Maintenance charges and mortality adjustments	(77)	(1,326)	(107)

Increase (decrease) in net assets from contract transactions	(1,344,791)	(775,550)	(1,679,244)

Total increase (decrease) in net assets	(1,260,343)	(213,950)	(1,564,210)

Net assets as of December 31, 2024	$—	$8,899,596	$—

(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Guggenheim VIF Managed Asset Allocation(b)	Guggenheim VIF Total Return Bond	Invesco V.I. American Value
Net assets as of December 31, 2022	$19,749,361	$22,534,302	$2,566,603

Investment income (loss):
Dividend distributions	249,483	839,617	11,599
Investment Expenses:
Mortality and expense risk and administrative charges	(235,227)	(272,073)	(31,889)

Net investment income (loss)	14,256	567,544	(20,290)

Increase (decrease) in net assets from operations:
Capital gain distributions	153,006	—	646,042
Realized capital gain (loss) on investments	421,240	(422,507)	(71,673)
Change in unrealized appreciation (depreciation)	1,738,030	1,115,883	(190,262)

Net gain (loss) on investments	2,312,276	693,376	384,107

Net increase (decrease) in net assets from operations	2,326,532	1,260,920	363,817

Contract owner transactions:
Variable annuity deposits	397,603	2,746,532	536,319
Terminations, withdrawals and annuity payments	(1,862,380)	(2,567,555)	(251,726)
Transfers between subaccounts, net	(1,176,465)	(976,717)	128,512
Maintenance charges and mortality adjustments	(5,048)	(13,372)	(510)

Increase (decrease) in net assets from contract transactions	(2,646,290)	(811,112)	412,595

Total increase (decrease) in net assets	(319,758)	449,808	776,412

Net assets as of December 31, 2023	$19,429,603	$22,984,110	$3,343,015

Investment income (loss):
Dividend distributions	387,387	925,108	32,522
Investment Expenses:
Mortality and expense risk and administrative charges	(148,393)	(294,164)	(45,677)

Net investment income (loss)	238,994	630,944	(13,155)

Increase (decrease) in net assets from operations:
Capital gain distributions	891,207	—	97,515
Realized capital gain (loss) on investments	3,492,691	(207,481)	(58,706)
Change in unrealized appreciation (depreciation)	(3,428,422)	33,616	928,557

Net gain (loss) on investments	955,476	(173,865)	967,366

Net increase (decrease) in net assets from operations	1,194,470	457,079	954,211

Contract owner transactions:
Variable annuity deposits	181,524	2,254,803	1,189,927
Terminations, withdrawals and annuity payments	(1,231,603)	(2,985,183)	(426,451)
Transfers between subaccounts, net	(19,571,634)	2,375,755	(23,620)
Maintenance charges and mortality adjustments	(2,360)	(20,143)	(439)

Increase (decrease) in net assets from contract transactions	(20,624,073)	1,625,232	739,417

Total increase (decrease) in net assets	(19,429,603)	2,082,311	1,693,628

Net assets as of December 31, 2024	$—	$25,066,421	$5,036,643

(b)	Liquidation. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Comstock	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income
Net assets as of December 31, 2022	$8,963,658	$4,357,512	$14,243,157

Investment income (loss):
Dividend distributions	146,391	—	268,137
Investment Expenses:
Mortality and expense risk and administrative charges	(108,480)	(58,962)	(176,367)

Net investment income (loss)	37,911	(58,962)	91,770

Increase (decrease) in net assets from operations:
Capital gain distributions	1,054,271	—	814,057
Realized capital gain (loss) on investments	113,245	(112,506)	(49,237)
Change in unrealized appreciation (depreciation)	(282,823)	707,909	442,210

Net gain (loss) on investments	884,693	595,403	1,207,030

Net increase (decrease) in net assets from operations	922,604	536,441	1,298,800

Contract owner transactions:
Variable annuity deposits	215,962	1,003,328	346,176
Terminations, withdrawals and annuity payments	(669,545)	(303,305)	(1,482,597)
Transfers between subaccounts, net	352,298	99,830	1,555,800
Maintenance charges and mortality adjustments	(8,179)	(2,823)	(2,065)

Increase (decrease) in net assets from contract transactions	(109,464)	797,030	417,314

Total increase (decrease) in net assets	813,140	1,333,471	1,716,114

Net assets as of December 31, 2023	$9,776,798	$5,690,983	$15,959,271

Investment income (loss):
Dividend distributions	170,164	—	280,686
Investment Expenses:
Mortality and expense risk and administrative charges	(130,377)	(77,994)	(199,020)

Net investment income (loss)	39,787	(77,994)	81,666

Increase (decrease) in net assets from operations:
Capital gain distributions	798,185	—	685,617
Realized capital gain (loss) on investments	177,615	(54,435)	242,544
Change in unrealized appreciation (depreciation)	238,206	1,406,830	721,487

Net gain (loss) on investments	1,214,006	1,352,395	1,649,648

Net increase (decrease) in net assets from operations	1,253,793	1,274,401	1,731,314

Contract owner transactions:
Variable annuity deposits	236,948	1,813,174	289,805
Terminations, withdrawals and annuity payments	(1,198,715)	(669,289)	(2,536,084)
Transfers between subaccounts, net	2,510,489	(785,309)	492,852
Maintenance charges and mortality adjustments	(973)	(8,070)	(1,632)

Increase (decrease) in net assets from contract transactions	1,547,749	350,506	(1,755,059)

Total increase (decrease) in net assets	2,801,542	1,624,907	(23,745)

Net assets as of December 31, 2024	$12,578,340	$7,315,890	$15,935,526

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. EVQ International Equity Fund	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market
Net assets as of December 31, 2022	$11,186,729	$4,256,565	$9,269,662

Investment income (loss):
Dividend distributions	—	60,298	429,192
Investment Expenses:
Mortality and expense risk and administrative charges	(140,419)	(49,746)	(114,821)

Net investment income (loss)	(140,419)	10,552	314,371

Increase (decrease) in net assets from operations:
Capital gain distributions	8,546	—	—
Realized capital gain (loss) on investments	(103,146)	(146,774)	—
Change in unrealized appreciation (depreciation)	1,980,268	436,101	—

Net gain (loss) on investments	1,885,668	289,327	—

Net increase (decrease) in net assets from operations	1,745,249	299,879	314,371

Contract owner transactions:
Variable annuity deposits	340,115	129,250	482,694
Terminations, withdrawals and annuity payments	(1,078,202)	(585,089)	(1,737,796)
Transfers between subaccounts, net	(406,842)	(66,125)	297,791
Maintenance charges and mortality adjustments	(3,226)	(966)	(5,311)

Increase (decrease) in net assets from contract transactions	(1,148,155)	(522,930)	(962,622)

Total increase (decrease) in net assets	597,094	(223,051)	(648,251)

Net assets as of December 31, 2023	$11,783,823	$4,033,514	$8,621,411

Investment income (loss):
Dividend distributions	169,352	93,123	709,538
Investment Expenses:
Mortality and expense risk and administrative charges	(138,797)	(45,624)	(193,119)

Net investment income (loss)	30,555	47,499	516,419

Increase (decrease) in net assets from operations:
Capital gain distributions	58,646	—	—
Realized capital gain (loss) on investments	88,628	(92,853)	—
Change in unrealized appreciation (depreciation)	(234,271)	(65,177)	—

Net gain (loss) on investments	(86,997)	(158,030)	—

Net increase (decrease) in net assets from operations	(56,442)	(110,531)	516,419

Contract owner transactions:
Variable annuity deposits	230,347	89,982	676,634
Terminations, withdrawals and annuity payments	(1,115,393)	(464,354)	(2,992,326)
Transfers between subaccounts, net	(419,560)	(120,731)	20,184,378
Maintenance charges and mortality adjustments	(2,022)	(602)	(9,273)

Increase (decrease) in net assets from contract transactions	(1,306,628)	(495,705)	17,859,413

Total increase (decrease) in net assets	(1,363,070)	(606,236)	18,375,832

Net assets as of December 31, 2024	$10,420,753	$3,427,278	$26,997,243

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2022	$2,446,714	$7,081,673	$3,641,687

Investment income (loss):
Dividend distributions	56,178	—	1,601
Investment Expenses:
Mortality and expense risk and administrative charges	(34,861)	(79,853)	(46,252)

Net investment income (loss)	21,317	(79,853)	(44,651)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(41,208)	(132,585)	(117,714)
Change in unrealized appreciation (depreciation)	117,963	303,390	654,957

Net gain (loss) on investments	76,755	170,805	537,243

Net increase (decrease) in net assets from operations	98,072	90,952	492,592

Contract owner transactions:
Variable annuity deposits	1,024,706	203,137	388,804
Terminations, withdrawals and annuity payments	(253,363)	(682,266)	(326,450)
Transfers between subaccounts, net	37,796	(248,002)	208,863
Maintenance charges and mortality adjustments	(6,564)	(1,505)	(1,981)

Increase (decrease) in net assets from contract transactions	802,575	(728,636)	269,236

Total increase (decrease) in net assets	900,647	(637,684)	761,828

Net assets as of December 31, 2023	$3,347,361	$6,443,989	$4,403,515

Investment income (loss):
Dividend distributions	108,853	—	6,174
Investment Expenses:
Mortality and expense risk and administrative charges	(51,030)	(80,118)	(57,435)

Net investment income (loss)	57,823	(80,118)	(51,261)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	123,613
Realized capital gain (loss) on investments	(11,924)	50,716	(38,890)
Change in unrealized appreciation (depreciation)	(24,113)	301,980	629,832

Net gain (loss) on investments	(36,037)	352,696	714,555

Net increase (decrease) in net assets from operations	21,786	272,578	663,294

Contract owner transactions:
Variable annuity deposits	1,176,740	184,734	687,820
Terminations, withdrawals and annuity payments	(273,849)	(1,004,173)	(734,582)
Transfers between subaccounts, net	578,380	(306,969)	293,366
Maintenance charges and mortality adjustments	(16,417)	(1,038)	(6,182)

Increase (decrease) in net assets from contract transactions	1,464,854	(1,127,446)	240,422

Total increase (decrease) in net assets	1,486,640	(854,868)	903,716

Net assets as of December 31, 2024	$4,834,001	$5,589,121	$5,307,231

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Invesco V.I. Main Street Small Cap Fund®	LVIP American Century Ultra(a)	LVIP American Century Value (a)
Net assets as of December 31, 2022	$6,333,808	$48,584,543	$58,607,187

Investment income (loss):
Dividend distributions	62,043	—	1,299,832
Investment Expenses:
Mortality and expense risk and administrative charges	(78,945)	(693,970)	(700,665)

Net investment income (loss)	(16,902)	(693,970)	599,167

Increase (decrease) in net assets from operations:
Capital gain distributions	—	4,251,145	4,558,276
Realized capital gain (loss) on investments	(4,940)	1,157,452	578,107
Change in unrealized appreciation (depreciation)	1,035,708	15,967,482	(1,410,700)

Net gain (loss) on investments	1,030,768	21,376,079	3,725,683

Net increase (decrease) in net assets from operations	1,013,866	20,682,109	4,324,850

Contract owner transactions:
Variable annuity deposits	575,494	3,321,988	2,088,167
Terminations, withdrawals and annuity payments	(702,276)	(4,290,818)	(3,495,347)
Transfers between subaccounts, net	(13,529)	1,280,076	(1,256,202)
Maintenance charges and mortality adjustments	(2,828)	(14,688)	(12,807)

Increase (decrease) in net assets from contract transactions	(143,139)	296,558	(2,676,189)

Total increase (decrease) in net assets	870,727	20,978,667	1,648,661

Net assets as of December 31, 2023	$7,204,535	$69,563,210	$60,255,848

Investment income (loss):
Dividend distributions	—	—	1,695,012
Investment Expenses:
Mortality and expense risk and administrative charges	(92,524)	(887,496)	(745,173)

Net investment income (loss)	(92,524)	(887,496)	949,839

Increase (decrease) in net assets from operations:
Capital gain distributions	286,332	6,354,470	3,474,069
Realized capital gain (loss) on investments	107,275	6,285,116	1,037,228
Change in unrealized appreciation (depreciation)	460,877	5,615,184	(807,182)

Net gain (loss) on investments	854,484	18,254,770	3,704,115

Net increase (decrease) in net assets from operations	761,960	17,367,274	4,653,954

Contract owner transactions:
Variable annuity deposits	841,205	4,010,702	1,463,518
Terminations, withdrawals and annuity payments	(710,315)	(6,416,528)	(4,062,291)
Transfers between subaccounts, net	266,745	(18,594,870)	(1,408,284)
Maintenance charges and mortality adjustments	(7,489)	(39,049)	(8,491)

Increase (decrease) in net assets from contract transactions	390,146	(21,039,745)	(4,015,548)

Total increase (decrease) in net assets	1,152,106	(3,672,471)	638,406

Net assets as of December 31, 2024	$8,356,641	$65,890,739	$60,894,254

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	MFS® VIT II Research International	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2022	$24,593,553	$10,006,999	$10,343,727

Investment income (loss):
Dividend distributions	218,023	181,048	319,405
Investment Expenses:
Mortality and expense risk and administrative charges	(324,190)	(119,630)	(115,711)

Net investment income (loss)	(106,167)	61,418	203,694

Increase (decrease) in net assets from operations:
Capital gain distributions	—	432,120	535,755
Realized capital gain (loss) on investments	(3,255)	(35,589)	52,708
Change in unrealized appreciation (depreciation)	3,005,929	391,746	(1,180,415)

Net gain (loss) on investments	3,002,674	788,277	(591,952)

Net increase (decrease) in net assets from operations	2,896,507	849,695	(388,258)

Contract owner transactions:
Variable annuity deposits	2,702,406	360,860	263,563
Terminations, withdrawals and annuity payments	(1,179,753)	(902,856)	(918,389)
Transfers between subaccounts, net	24,821	87,590	(126,536)
Maintenance charges and mortality adjustments	(12,286)	(2,274)	(1,927)

Increase (decrease) in net assets from contract transactions	1,535,188	(456,680)	(783,289)

Total increase (decrease) in net assets	4,431,695	393,015	(1,171,547)

Net assets as of December 31, 2023	$29,025,248	$10,400,014	$9,172,180

Investment income (loss):
Dividend distributions	444,128	249,226	180,666
Investment Expenses:
Mortality and expense risk and administrative charges	(377,321)	(128,918)	(107,905)

Net investment income (loss)	66,807	120,308	72,761

Increase (decrease) in net assets from operations:
Capital gain distributions	—	534,587	251,541
Realized capital gain (loss) on investments	150,684	70,836	112,198
Change in unrealized appreciation (depreciation)	199,711	(62,697)	395,138

Net gain (loss) on investments	350,395	542,726	758,877

Net increase (decrease) in net assets from operations	417,202	663,034	831,638

Contract owner transactions:
Variable annuity deposits	2,810,446	476,739	141,845
Terminations, withdrawals and annuity payments	(1,760,561)	(1,317,905)	(1,495,403)
Transfers between subaccounts, net	318,352	(240,712)	62,008
Maintenance charges and mortality adjustments	(29,917)	(1,626)	(1,447)

Increase (decrease) in net assets from contract transactions	1,338,320	(1,083,504)	(1,292,997)

Total increase (decrease) in net assets	1,755,522	(420,470)	(461,359)

Net assets as of December 31, 2024	$30,780,770	$9,979,544	$8,710,821

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA All Cap Value Series (a)	NAA Large Cap Value Series (a)	NAA Large Core Series (a)
Net assets as of December 31, 2022	$61,072,603	$166,295,141	$160,580,290

Investment income (loss):
Dividend distributions	922,082	2,704,861	2,766,178
Investment Expenses:
Mortality and expense risk and administrative charges	(714,678)	(1,945,269)	(2,073,092)

Net investment income (loss)	207,404	759,592	693,086

Increase (decrease) in net assets from operations:
Capital gain distributions	5,011,033	16,013,676	—
Realized capital gain (loss) on investments	1,456,612	3,850,780	1,150,318
Change in unrealized appreciation (depreciation)	(2,540,559)	(8,334,918)	37,266,465

Net gain (loss) on investments	3,927,086	11,529,538	38,416,783

Net increase (decrease) in net assets from operations	4,134,490	12,289,130	39,109,869

Contract owner transactions:
Variable annuity deposits	2,270,716	2,451,014	4,280,658
Terminations, withdrawals and annuity payments	(6,819,231)	(17,335,697)	(16,606,309)
Transfers between subaccounts, net	(589,733)	(1,335,036)	(746,763)
Maintenance charges and mortality adjustments	(16,583)	(29,817)	(49,021)

Increase (decrease) in net assets from contract transactions	(5,154,831)	(16,249,536)	(13,121,435)

Total increase (decrease) in net assets	(1,020,341)	(3,960,406)	25,988,434

Net assets as of December 31, 2023	$60,052,262	$162,334,735	$186,568,724

Investment income (loss):
Dividend distributions	984,973	2,845,633	6,153,205
Investment Expenses:
Mortality and expense risk and administrative charges	(746,039)	(2,022,666)	(2,452,150)

Net investment income (loss)	238,934	822,967	3,701,055

Increase (decrease) in net assets from operations:
Capital gain distributions	3,121,621	11,719,048	—
Realized capital gain (loss) on investments	1,860,708	5,204,268	6,603,930
Change in unrealized appreciation (depreciation)	52,539	1,264,631	33,210,255

Net gain (loss) on investments	5,034,868	18,187,947	39,814,185

Net increase (decrease) in net assets from operations	5,273,802	19,010,914	43,515,240

Contract owner transactions:
Variable annuity deposits	2,633,005	1,671,726	3,842,008
Terminations, withdrawals and annuity payments	(7,730,841)	(19,805,607)	(21,786,267)
Transfers between subaccounts, net	(863,006)	(1,513,470)	(3,479,149)
Maintenance charges and mortality adjustments	(28,824)	(23,982)	(55,153)

Increase (decrease) in net assets from contract transactions	(5,989,666)	(19,671,333)	(21,478,561)

Total increase (decrease) in net assets	(715,864)	(660,419)	22,036,679

Net assets as of December 31, 2024	$59,336,398	$161,674,316	$208,605,403

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Large Growth Series (a)	NAA Mid Growth Series (a)	NAA Small Cap Value Series (a)
Net assets as of December 31, 2022	$23,301,753	$119,013,644	$28,407,399

Investment income (loss):
Dividend distributions	366,923	1,847,363	363,909
Investment Expenses:
Mortality and expense risk and administrative charges	(325,596)	(1,525,614)	(331,304)

Net investment income (loss)	41,327	321,749	32,605

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,775,106
Realized capital gain (loss) on investments	(68,382)	(775,633)	599,200
Change in unrealized appreciation (depreciation)	8,699,551	30,186,183	(15,578)

Net gain (loss) on investments	8,631,169	29,410,550	2,358,728

Net increase (decrease) in net assets from operations	8,672,496	29,732,299	2,391,333

Contract owner transactions:
Variable annuity deposits	542,230	2,955,502	1,169,281
Terminations, withdrawals and annuity payments	(2,289,150)	(9,499,128)	(2,810,174)
Transfers between subaccounts, net	951	(417,379)	(286,860)
Maintenance charges and mortality adjustments	(6,474)	(22,075)	(7,775)

Increase (decrease) in net assets from contract transactions	(1,752,443)	(6,983,080)	(1,935,528)

Total increase (decrease) in net assets	6,920,053	22,749,219	455,805

Net assets as of December 31, 2023	$30,221,806	$141,762,863	$28,863,204

Investment income (loss):
Dividend distributions	940,822	4,359,064	332,487
Investment Expenses:
Mortality and expense risk and administrative charges	(419,450)	(1,732,853)	(344,640)

Net investment income (loss)	521,372	2,626,211	(12,153)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	1,225,685
Realized capital gain (loss) on investments	1,076,527	5,414,369	918,311
Change in unrealized appreciation (depreciation)	7,361,548	13,343,037	(163,041)

Net gain (loss) on investments	8,438,075	18,757,406	1,980,955

Net increase (decrease) in net assets from operations	8,959,447	21,383,617	1,968,802

Contract owner transactions:
Variable annuity deposits	742,359	2,420,509	949,606
Terminations, withdrawals and annuity payments	(3,858,785)	(15,202,158)	(3,016,453)
Transfers between subaccounts, net	3,067,631	(19,206,746)	(1,091,703)
Maintenance charges and mortality adjustments	(5,140)	(22,015)	(10,644)

Increase (decrease) in net assets from contract transactions	(53,935)	(32,010,410)	(3,169,194)

Total increase (decrease) in net assets	8,905,512	(10,626,793)	(1,200,392)

Net assets as of December 31, 2024	$39,127,318	$131,136,070	$27,662,812

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	NAA Small Growth Series(a)	NAA Smid-Cap Value Series(a)	NAA World Equity Income Series(a)
Net assets as of December 31, 2022	$17,000,006	$100,487,547	$86,897,346

Investment income (loss):
Dividend distributions	249,632	1,465,376	2,246,441
Investment Expenses:
Mortality and expense risk and administrative charges	(212,838)	(1,174,583)	(1,021,782)

Net investment income (loss)	36,794	290,793	1,224,659

Increase (decrease) in net assets from operations:
Capital gain distributions	—	6,874,012	—
Realized capital gain (loss) on investments	(94,513)	2,807,885	2,428,804
Change in unrealized appreciation (depreciation)	3,238,810	(2,181,694)	5,133,660

Net gain (loss) on investments	3,144,297	7,500,203	7,562,464

Net increase (decrease) in net assets from operations	3,181,091	7,790,996	8,787,123

Contract owner transactions:
Variable annuity deposits	461,711	2,446,377	1,803,927
Terminations, withdrawals and annuity payments	(2,112,638)	(10,475,416)	(9,810,003)
Transfers between subaccounts, net	4,099	(1,453,734)	(745,479)
Maintenance charges and mortality adjustments	(3,208)	(25,126)	(16,129)

Increase (decrease) in net assets from contract transactions	(1,650,036)	(9,507,899)	(8,767,684)

Total increase (decrease) in net assets	1,531,055	(1,716,903)	19,439

Net assets as of December 31, 2023	$18,531,061	$98,770,644	$86,916,785

Investment income (loss):
Dividend distributions	560,184	1,281,561	2,400,374
Investment Expenses:
Mortality and expense risk and administrative charges	(228,255)	(1,178,975)	(1,084,099)

Net investment income (loss)	331,929	102,586	1,316,275

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,612,746	—
Realized capital gain (loss) on investments	307,284	4,468,427	4,321,341
Change in unrealized appreciation (depreciation)	1,395,225	244,082	3,886,011

Net gain (loss) on investments	1,702,509	7,325,255	8,207,352

Net increase (decrease) in net assets from operations	2,034,438	7,427,841	9,523,627

Contract owner transactions:
Variable annuity deposits	327,867	2,167,361	1,322,952
Terminations, withdrawals and annuity payments	(2,192,589)	(11,809,801)	(11,474,761)
Transfers between subaccounts, net	(221,034)	(4,572,779)	(240,899)
Maintenance charges and mortality adjustments	(2,539)	(21,048)	(12,936)

Increase (decrease) in net assets from contract transactions	(2,088,295)	(14,236,267)	(10,405,644)

Total increase (decrease) in net assets	(53,857)	(6,808,426)	(882,017)

Net assets as of December 31, 2024	$18,477,204	$91,962,218	$86,034,768

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityReal Return Strategy
Net assets as of December 31, 2022	$37,661,644	$3,074,271	$2,738,306

Investment income (loss):
Dividend distributions	29,924	91,869	278,714
Investment Expenses:
Mortality and expense risk and administrative charges	(476,327)	(37,416)	(21,111)

Net investment income (loss)	(446,403)	54,453	257,603

Increase (decrease) in net assets from operations:
Capital gain distributions	628,794	—	—
Realized capital gain (loss) on investments	1,465,007	(92,278)	(431,447)
Change in unrealized appreciation (depreciation)	7,263,993	235,609	(34,035)

Net gain (loss) on investments	9,357,794	143,331	(465,482)

Net increase (decrease) in net assets from operations	8,911,391	197,784	(207,879)

Contract owner transactions:
Variable annuity deposits	324,174	152,083	58,235
Terminations, withdrawals and annuity payments	(3,632,898)	(371,290)	(149,483)
Transfers between subaccounts, net	(290,790)	21,579	(1,075,360)
Maintenance charges and mortality adjustments	(8,753)	(804)	(435)

Increase (decrease) in net assets from contract transactions	(3,608,267)	(198,432)	(1,167,043)

Total increase (decrease) in net assets	5,303,124	(648)	(1,374,922)

Net assets as of December 31, 2023	$42,964,768	$3,073,623	$1,363,384

Investment income (loss):
Dividend distributions	—	196,047	30,719
Investment Expenses:
Mortality and expense risk and administrative charges	(550,902)	(36,685)	(16,830)

Net investment income (loss)	(550,902)	159,362	13,889

Increase (decrease) in net assets from operations:
Capital gain distributions	2,143,524	—	—
Realized capital gain (loss) on investments	3,694,557	(58,833)	(75,971)
Change in unrealized appreciation (depreciation)	4,404,319	(22,886)	102,990

Net gain (loss) on investments	10,242,400	(81,719)	27,019

Net increase (decrease) in net assets from operations	9,691,498	77,643	40,908

Contract owner transactions:
Variable annuity deposits	959,435	64,708	57,431
Terminations, withdrawals and annuity payments	(7,071,053)	(326,885)	(103,975)
Transfers between subaccounts, net	372,943	(77,370)	1,947
Maintenance charges and mortality adjustments	(7,035)	(742)	(449)

Increase (decrease) in net assets from contract transactions	(5,745,710)	(340,289)	(45,046)

Total increase (decrease) in net assets	3,945,788	(262,646)	(4,138)

Net assets as of December 31, 2024	$46,910,556	$2,810,977	$1,359,246

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Net assets as of December 31, 2022	$2,928,581	$3,869,021	$10,656,995

Investment income (loss):
Dividend distributions	74,647	288,425	291,287
Investment Expenses:
Mortality and expense risk and administrative charges	(34,792)	(93,168)	(118,207)

Net investment income (loss)	39,855	195,257	173,080

Increase (decrease) in net assets from operations:
Capital gain distributions	78,472	—	—
Realized capital gain (loss) on investments	(67,348)	(261,449)	(250,191)
Change in unrealized appreciation (depreciation)	163,553	308,408	307,741

Net gain (loss) on investments	174,677	46,959	57,550

Net increase (decrease) in net assets from operations	214,532	242,216	230,630

Contract owner transactions:
Variable annuity deposits	135,824	223,473	215,278
Terminations, withdrawals and annuity payments	(399,613)	(655,672)	(1,520,439)
Transfers between subaccounts, net	(17,035)	(42,404)	(280,072)
Maintenance charges and mortality adjustments	(2,180)	(2,567)	(2,113)

Increase (decrease) in net assets from contract transactions	(283,004)	(477,170)	(1,587,346)

Total increase (decrease) in net assets	(68,472)	(234,954)	(1,356,716)

Net assets as of December 31, 2023	$2,860,109	$3,634,067	$9,300,279

Investment income (loss):
Dividend distributions	103,198	520,236	235,587
Investment Expenses:
Mortality and expense risk and administrative charges	(34,735)	(157,868)	(108,930)

Net investment income (loss)	68,463	362,368	126,657

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(23,047)	5,166	(186,176)
Change in unrealized appreciation (depreciation)	73,754	(342,661)	155,865

Net gain (loss) on investments	50,707	(337,495)	(30,311)

Net increase (decrease) in net assets from operations	119,170	24,873	96,346

Contract owner transactions:
Variable annuity deposits	38,933	40,861	170,033
Terminations, withdrawals and annuity payments	(217,054)	(320,925)	(1,125,521)
Transfers between subaccounts, net	170,498	35,707,089	(424,882)
Maintenance charges and mortality adjustments	(490)	(920)	(1,589)

Increase (decrease) in net assets from contract transactions	(8,113)	35,426,105	(1,381,959)

Total increase (decrease) in net assets	111,057	35,450,978	(1,285,613)

Net assets as of December 31, 2024	$2,971,166	$39,085,045	$8,014,666

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2024 and 2023, Except as Noted

Royce Micro-Cap
Net assets as of December 31, 2022	$2,142,386

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(26,749)

Net investment income (loss)	(26,749)

Increase (decrease) in net assets from operations:
Capital gain distributions	—
Realized capital gain (loss) on investments	(91,945)
Change in unrealized appreciation (depreciation)	470,101

Net gain (loss) on investments	378,156

Net increase (decrease) in net assets from operations	351,407

Contract owner transactions:
Variable annuity deposits	73,657
Terminations, withdrawals and annuity payments	(139,967)
Transfers between subaccounts, net	(75,759)
Maintenance charges and mortality adjustments	(540)

Increase (decrease) in net assets from contract transactions	(142,609)

Total increase (decrease) in net assets	208,798

Net assets as of December 31, 2023	$2,351,184

Investment income (loss):
Dividend distributions	—
Investment Expenses:
Mortality and expense risk and administrative charges	(27,391)

Net investment income (loss)	(27,391)

Increase (decrease) in net assets from operations:
Capital gain distributions	160,449
Realized capital gain (loss) on investments	(59,356)
Change in unrealized appreciation (depreciation)	181,497

Net gain (loss) on investments	282,590

Net increase (decrease) in net assets from operations	255,199

Contract owner transactions:
Variable annuity deposits	39,311
Terminations, withdrawals and annuity payments	(428,631)
Transfers between subaccounts, net	172,288
Maintenance charges and mortality adjustments	(462)

Increase (decrease) in net assets from contract transactions	(217,494)

Total increase (decrease) in net assets	37,705

Net assets as of December 31, 2024	$2,388,889

The accompanying notes are an integral part of these financial statements.

Variflex Separate Account

Notes to Financial Statements

December 31, 2024

1. Organization and Significant Accounting Policies

Variflex Separate Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	—
LVIP American Century Value	Service Class	American Century Investment Management, Inc	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
NAA All Cap Value Series	—	Security Investors, LLC	—
NAA Large Cap Value Series	—	Security Investors, LLC	—
NAA Large Core Series	—	Security Investors, LLC	—
NAA Large Growth Series	—	Security Investors, LLC	—

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
NAA Mid Growth Series	—	Security Investors, LLC	—
NAA Small Cap Value Series	—	Security Investors, LLC	—
NAA Small Growth Series	—	Security Investors, LLC	—
NAA Smid-Cap Value Series	—	Security Investors, LLC	—
NAA World Equity Income Series	—	Security Investors, LLC	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
Royce Micro-Cap	Investment	Royce & Associates, LP	—

Forty subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name
April 26, 2024	LVIP American Century Ultra	American Century VP Ultra®
April 26, 2024	LVIP American Century Value	American Century VP Value
May 1, 2024	ClearBridge Variable Growth	ClearBridge Variable Aggressive Growth
October 25, 2024	NAA All Cap Value Series	Guggenheim VIF All Cap Value
October 25, 2024	NAA Large Cap Value Series	Guggenheim VIF Large Cap Value
October 25, 2024	NAA Large Core Series	Guggenheim VIF StylePlus Large Core
October 25, 2024	NAA Large Growth Series	Guggenheim VIF StylePlus Large Growth
October 25, 2024	NAA Mid Growth Series	Guggenheim VIF StylePlus Mid Growth
October 25, 2024	NAA Small Cap Value Series	Guggenheim VIF Small Cap Value
October 25, 2024	NAA Small Growth Series	Guggenheim VIF StylePlus Small Growth
October 25, 2024	NAA Smid-Cap Value Series	Guggenheim VIF SMid Cap Value
October 25, 2024	NAA World Equity Income Series	Guggenheim VIF World Equity Income

During the current year the following subaccounts were liquidated and subsequently reinvested:

Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)
August 16, 2024	Guggenheim VIF Alpha Opportunity	Invesco V.I. Government Money Market	1,005,989
August 16, 2024	Guggenheim VIF Long Short Equity	Invesco V.I. Government Money Market	1,467,314
August 16, 2024	Guggenheim VIF Managed Asset Allocation	Invesco V.I. Government Money Market	16,573,570

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2024, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
BNY Mellon IP Technology Growth	$3,302,550	$5,451,119
ClearBridge Variable Growth (a)	1,733,675	1,257,339
ClearBridge Variable Small Cap Growth	651,278	1,130,711
Guggenheim VIF Alpha Opportunity (b)	60,124	1,412,672
Guggenheim VIF High Yield	906,173	1,241,552
Guggenheim VIF Long Short Equity (b)	100,120	1,789,633
Guggenheim VIF Managed Asset Allocation (b)	1,609,508	21,103,380
Guggenheim VIF Total Return Bond	5,202,752	2,946,576
Invesco V.I. American Value	3,366,959	2,543,182
Invesco V.I. Comstock	3,832,919	1,447,198

(a)	Name change. See Note 1.
(b)	Liquidation. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Invesco V.I. Discovery Mid Cap Growth	$3,150,971	$2,878,459
Invesco V.I. Equity and Income	3,826,330	4,814,106
Invesco V.I. EVQ International Equity Fund	511,805	1,729,232
Invesco V.I. Global Real Estate	205,423	653,629
Invesco V.I. Government Money Market	24,063,445	5,687,613
Invesco V.I. Government Securities	1,760,906	238,229
Invesco V.I. Health Care	281,665	1,489,229
Invesco V.I. Main Street Mid Cap Fund®	1,058,241	745,467
Invesco V.I. Main Street Small Cap Fund®	1,461,103	877,149
LVIP American Century Ultra (a)	10,912,670	26,485,441
LVIP American Century Value (a)	7,542,292	7,133,932
MFS® VIT II Research International	3,126,826	1,721,699
MFS® VIT Total Return	1,924,181	2,352,790
MFS® VIT Utilities	893,922	1,862,617
NAA All Cap Value Series (a)	5,351,849	7,980,960
NAA Large Cap Value Series (a)	16,055,459	23,184,777
NAA Large Core Series (a)	7,826,151	25,603,657
NAA Large Growth Series (a)	5,523,329	5,055,892
NAA Mid Growth Series (a)	6,530,479	35,914,678
NAA Small Cap Value Series (a)	1,947,778	3,903,440
NAA Small Growth Series (a)	1,019,833	2,776,199
NAA Smid-Cap Value Series (a)	4,367,823	15,888,758
NAA World Equity Income Series (a)	4,093,346	13,182,715
Neuberger Berman AMT Sustainable Equity	3,482,938	7,636,026
PIMCO VIT All Asset	245,880	426,807
PIMCO VIT CommodityRealReturn Strategy	178,269	209,426
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	409,387	349,037
PIMCO VIT Low Duration	36,857,547	1,069,074
PIMCO VIT Real Return	527,864	1,783,166
Royce Micro-Cap	390,564	475,000

(a)	Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2024 by subaccount are as follows:

Subaccount	Annuity Assets
BNY Mellon IP Technology Growth	$25,784
ClearBridge Variable Growth	8,987
Guggenheim VIF High Yield	33,005
Guggenheim VIF Total Return Bond	100,888
Invesco V.I. American Value	35,956
Invesco V.I. Comstock	16,323
Invesco V.I. Global Real Estate	15,807
Invesco V.I. Government Money Market	125,885
Invesco V.I. Government Securities	41,139
Invesco V.I. Health Care	14,990
Invesco V.I. Main Street Small Cap Fund®	18,381
LVIP American Century Ultra	87,177
LVIP American Century Value	11,683
MFS® VIT Total Return	6,844
MFS® VIT Utilities	3,664
NAA All Cap Value Series	78,034
NAA Large Cap Value Series	1,840,231
NAA Large Core Series	1,383,874
NAA Large Growth Series	114,035
NAA Mid Growth Series	322,011
NAA Small Cap Value Series	45,280
NAA Small Growth Series	49,112
NAA Smid-Cap Value Series	220,341
NAA World Equity Income Series	396,873
Neuberger Berman AMT Sustainable Equity	221,671
PIMCO VIT All Asset	86,127
PIMCO VIT CommodityRealReturn Strategy	1,719
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	69,718
PIMCO VIT Low Duration	83,029
PIMCO VIT Real Return	34,724

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Variflex Separate Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2024.

Segment Disclosures

In this reporting period, we adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect our financial position or the results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.20% of the net asset value of each Variflex contract and 1.00% of the net asset value of each Variflex ES contract. These charges are presented as expenses on the statements of operations and change in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Variflex Separate Account

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Contract owner maintenance charges presented as a decrease in units on the statements of operations and change in net assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Account Administrative Charge: SBL deducts an administrative fee of $30 per year for each Variflex contract and $15 per year for each Variflex ES contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 8% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first eight years of the contract.

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2024 and 2023, were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon IP Technology Growth	52,842	(83,899)	(31,057)	46,909	(25,926)	20,983
ClearBridge Variable Growth (a)	6,572	(39,425)	(32,853)	8,411	(69,998)	(61,587)
ClearBridge Variable Small Cap Growth	11,788	(26,614)	(14,826)	13,618	(16,548)	(2,930)
Guggenheim VIF Alpha Opportunity (b)	2,445	(57,885)	(55,440)	1,223	(10,761)	(9,538)
Guggenheim VIF High Yield	9,820	(28,952)	(19,132)	40,354	(66,799)	(26,445)
Guggenheim VIF Long Short Equity (b)	5,519	(97,827)	(92,308)	8,698	(25,567)	(16,869)
Guggenheim VIF Managed Asset Allocation (b)	8,059	(436,910)	(428,851)	15,083	(77,706)	(62,623)
Guggenheim VIF Total Return Bond	103,575	(65,206)	38,369	71,412	(90,962)	(19,550)
Invesco V.I. American Value	243,306	(193,231)	50,075	77,101	(40,609)	36,492
Invesco V.I. Comstock	79,673	(38,959)	40,714	34,683	(39,376)	(4,693)
Invesco V.I. Discovery Mid Cap Growth	95,724	(86,050)	9,674	42,276	(13,978)	28,298
Invesco V.I. Equity and Income	101,944	(159,562)	(57,618)	84,130	(67,512)	16,618
Invesco V.I. EVQ International Equity Fund	14,783	(73,592)	(58,809)	19,996	(77,503)	(57,507)
Invesco V.I. Global Real Estate	6,291	(28,935)	(22,644)	8,779	(33,768)	(24,989)
Invesco V.I. Government Money Market	2,292,645	(544,051)	1,748,594	289,161	(385,047)	(95,886)
Invesco V.I. Government Securities	150,749	(20,112)	130,637	106,645	(33,803)	72,842
Invesco V.I. Health Care	8,450	(38,678)	(30,228)	6,866	(29,676)	(22,810)
Invesco V.I. Main Street Mid Cap Fund®	30,387	(23,650)	6,737	28,359	(18,173)	10,186
Invesco V.I. Main Street Small Cap Fund®	26,894	(19,293)	7,601	17,362	(21,341)	(3,979)
LVIP American Century Ultra (a)	78,889	(403,988)	(325,099)	286,483	(271,965)	14,518
LVIP American Century Value (a)	70,843	(183,693)	(112,850)	67,139	(151,155)	(84,016)
MFS® VIT II Research International	158,134	(86,137)	71,997	163,515	(73,536)	89,979
MFS® VIT Total Return	48,308	(91,368)	(43,060)	23,109	(44,529)	(21,420)
MFS® VIT Utilities	13,192	(49,449)	(36,257)	8,713	(32,133)	(23,420)
NAA All Cap Value Series (a)	17,385	(86,661)	(69,276)	15,243	(82,784)	(67,541)

(a)	Name change. See Note 1.
(b)	Liquidation. See No

Variflex Separate Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NAA Large Cap Value Series (a)	7,772	(101,410)	(93,638)	3,763	(92,752)	(88,989)
NAA Large Core Series (a)	8,456	(102,943)	(94,487)	16,481	(90,647)	(74,166)
NAA Large Growth Series (a)	100,258	(107,063)	(6,805)	30,432	(82,753)	(52,321)
NAA Mid Growth Series (a)	14,939	(210,997)	(196,058)	87,430	(134,471)	(47,041)
NAA Small Cap Value Series (a)	6,723	(47,737)	(41,014)	13,618	(41,665)	(28,047)
NAA Small Growth Series (a)	9,857	(51,744)	(41,887)	15,126	(53,801)	(38,675)
NAA Smid-Cap Value Series (a)	3,756	(86,004)	(82,248)	7,127	(69,538)	(62,411)
NAA World Equity Income Series (a)	23,512	(160,628)	(137,116)	14,989	(150,790)	(135,801)
Neuberger Berman AMT Sustainable Equity	23,116	(120,467)	(97,351)	2,626	(80,955)	(78,329)
PIMCO VIT All Asset	3,159	(19,078)	(15,919)	13,397	(23,554)	(10,157)
PIMCO VIT CommodityRealReturn Strategy	20,125	(25,739)	(5,614)	24,547	(173,887)	(149,340)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	18,551	(19,044)	(493)	19,538	(36,818)	(17,280)
PIMCO VIT Low Duration	2,812,170	(73,339)	2,738,831	1,491,999	(1,522,752)	(30,753)
PIMCO VIT Real Return	20,995	(107,784)	(86,789)	20,629	(123,938)	(103,309)
Royce Micro-Cap	9,445	(18,723)	(9,278)	6,709	(13,470)	(6,761)

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2024, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BNY Mellon IP Technology Growth
2024	212,241	68.90	68.90	14,614,635	—	1.20	1.20	23.88	23.88
2023	243,298	55.62	55.62	13,525,190	—	1.20	1.20	57.12	57.12
2022	222,315	35.40	35.40	7,866,997	—	1.20	1.20	(47.16)	(47.16)
2021	229,538	67.00	67.00	15,372,420	—	1.20	1.20	11.30	11.30
2020	254,944	60.20	60.20	15,342,213	0.00	1.20	1.20	67.55	67.55
ClearBridge Variable Growth (a)
2024	169,180	33.17	33.17	5,602,807	—	1.20	1.20	11.09	11.09
2023	202,033	29.86	29.86	6,025,739	0.00	1.20	1.20	22.63	22.63
2022	263,620	24.35	24.35	6,412,769	—	1.20	1.20	(27.46)	(27.46)
2021	278,645	33.57	33.57	9,345,552	0.00	1.20	1.20	8.71	8.71
2020	292,187	30.88	30.88	9,013,975	0.01	1.20	1.20	16.31	16.31
ClearBridge Variable Small Cap Growth
2024	147,326	42.26	42.26	6,225,604	—	1.20	1.20	3.25	3.25
2023	162,152	40.93	40.93	6,637,035	—	1.20	1.20	7.09	7.09
2022	165,082	38.22	38.22	6,308,692	—	1.20	1.20	(29.69)	(29.69)
2021	171,416	54.36	54.36	9,318,180	—	1.20	1.20	11.26	11.26
2020	171,846	48.86	48.86	8,396,269	—	1.20	1.20	41.54	41.54

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Alpha Opportunity (b)
2024	—	24.23	24.23	—	—	1.20	1.20	6.60	6.60
2023	55,440	22.73	22.73	1,260,343	0.00	1.20	1.20	7.07	7.07
2022	64,978	21.23	21.23	1,373,803	0.00	1.20	1.20	(9.62)	(9.62)
2021	70,529	23.49	23.49	1,650,499	0.01	1.20	1.20	12.45	12.45
2020	78,674	20.89	20.89	1,638,039	0.01	1.20	1.20	(0.95)	(0.95)
Guggenheim VIF High Yield
2024	215,648	41.35	41.35	8,899,596	0.06	1.20	1.20	6.35	6.35
2023	234,780	38.88	38.88	9,113,546	0.05	1.20	1.20	10.67	10.67
2022	261,225	35.13	35.13	9,162,906	0.06	1.20	1.20	(10.77)	(10.77)
2021	259,566	39.37	39.37	10,204,467	0.05	1.20	1.20	4.13	4.13
2020	295,330	37.81	39.72	11,150,819	0.07	1.00	1.20	3.39	3.60
Guggenheim VIF Long Short Equity (b)
2024	—	18.16	18.16	—	—	1.20	1.20	7.27	7.27
2023	92,308	16.93	16.93	1,564,210	0.00	1.20	1.20	11.45	11.45
2022	109,177	15.19	15.19	1,660,369	0.00	1.20	1.20	(15.42)	(15.42)
2021	108,435	17.96	17.96	1,949,563	0.01	1.20	1.20	22.34	22.34
2020	112,681	14.68	14.68	1,656,240	0.01	1.20	1.20	3.67	3.67
Guggenheim VIF Managed Asset Allocation (b)
2024	—	48.21	51.10	—	0.04	1.00	1.20	6.38	6.55
2023	428,851	45.32	47.96	19,429,603	0.01	1.00	1.20	12.76	12.98
2022	491,474	40.19	42.45	19,749,361	0.01	1.00	1.20	(17.58)	(17.41)
2021	530,621	48.76	51.40	25,868,223	0.01	1.00	1.20	11.12	11.35
2020	576,773	43.88	46.16	25,305,355	0.01	1.00	1.20	11.23	11.44

(b)	Liquidation. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Total Return Bond
2024	580,645	23.97	43.19	25,066,421	0.04	1.00	1.20	1.84	2.04
2023	542,276	23.49	42.41	22,984,110	0.04	1.00	1.20	5.66	5.91
2022	561,826	22.18	40.13	22,534,302	0.03	1.00	1.20	(17.16)	(16.99)
2021	637,278	26.72	48.44	30,853,831	0.02	1.00	1.20	(1.63)	(1.40)
2020	625,500	27.10	49.24	30,784,120	0.02	1.00	1.20	12.83	13.06
Invesco V.I. American Value
2024	340,959	14.77	14.77	5,036,643	0.01	1.20	1.20	28.55	28.55
2023	290,884	11.49	11.49	3,343,015	0.00	1.20	1.20	13.88	13.88
2022	254,392	10.09	10.09	2,566,603	0.00	1.20	1.20	(4.00)	(4.00)
2021	270,907	10.51	10.51	2,847,984	0.00	1.20	1.20	(0.02)	—
Invesco V.I. Comstock
2024	345,339	36.43	36.43	12,578,340	0.02	1.20	1.20	13.45	13.45
2023	304,625	32.11	32.11	9,776,798	0.02	1.20	1.20	10.76	10.76
2022	309,318	28.99	28.99	8,963,658	0.01	1.20	1.20	(0.34)	(0.34)
2021	283,789	29.09	29.09	8,253,554	0.02	1.20	1.20	31.45	31.45
2020	278,481	22.13	22.13	6,161,525	0.02	1.20	1.20	(2.30)	(2.30)
Invesco V.I. Discovery Mid Cap Growth
2024	203,181	36.01	36.01	7,315,890	—	1.20	1.20	22.44	22.44
2023	193,507	29.41	29.41	5,690,983	—	1.20	1.20	11.49	11.49
2022	165,209	26.38	26.38	4,357,512	—	1.20	1.20	(31.94)	(31.94)
2021	168,787	38.76	38.76	6,542,744	—	1.20	1.20	17.35	17.35
2020	188,808	33.03	33.03	6,235,808	—	1.20	1.20	38.26	38.26
Invesco V.I. Equity and Income
2024	537,357	29.66	29.66	15,935,526	0.02	1.20	1.20	10.59	10.59
2023	594,975	26.82	26.82	15,959,271	0.02	1.20	1.20	8.89	8.89
2022	578,357	24.63	24.63	14,243,157	0.01	1.20	1.20	(8.81)	(8.81)
2021	619,385	27.01	27.01	16,728,973	0.02	1.20	1.20	16.93	16.93
2020	631,766	23.10	23.10	14,592,674	0.02	1.20	1.20	8.35	8.35

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. EVQ International Equity Fund
2024	486,017	21.44	21.44	10,420,753	0.02	1.20	1.20	(0.88)	(0.88)
2023	544,826	21.63	21.63	11,783,823	—	1.20	1.20	16.48	16.48
2022	602,333	18.57	18.57	11,186,729	0.01	1.20	1.20	(19.51)	(19.51)
2021	637,441	23.07	23.07	14,703,192	0.01	1.20	1.20	4.34	4.34
2020	690,486	22.11	22.11	15,264,504	0.02	1.20	1.20	12.40	12.40
Invesco V.I. Global Real Estate
2024	159,811	21.45	21.45	3,427,278	0.03	1.20	1.20	(2.99)	(2.99)
2023	182,455	22.11	22.11	4,033,514	0.01	1.20	1.20	7.75	7.75
2022	207,444	20.52	20.52	4,256,565	0.03	1.20	1.20	(25.84)	(25.84)
2021	215,021	27.67	27.67	5,949,047	0.03	1.20	1.20	24.19	24.19
2020	234,915	22.28	22.28	5,233,046	0.04	1.20	1.20	(13.37)	(13.37)
Invesco V.I. Government Money Market
2024	2,611,470	10.34	10.52	26,997,243	0.04	1.00	1.20	3.40	3.65
2023	862,876	10.00	10.15	8,621,411	0.05	1.00	1.20	3.41	3.57
2022	958,762	9.67	9.80	9,269,662	0.01	1.00	1.20	—	0.20
2021	918,288	9.67	9.78	8,874,402	0.00	1.00	1.20	(1.23)	(1.01)
2020	1,028,992	9.79	9.88	10,065,108	0.00	1.00	1.20	(0.91)	(0.80)
Invesco V.I. Government Securities
2024	427,406	11.31	11.31	4,834,001	0.03	1.20	1.20	0.18	0.18
2023	296,769	11.29	11.29	3,347,361	0.02	1.20	1.20	3.20	3.20
2022	223,927	10.94	10.94	2,446,714	0.01	1.20	1.20	(11.63)	(11.63)
2021	284,203	12.38	12.38	3,515,128	0.02	1.20	1.20	(3.58)	(3.58)
2020	301,620	12.84	12.84	3,870,103	0.02	1.20	1.20	4.73	4.73
Invesco V.I. Health Care
2024	162,138	34.49	34.49	5,589,121	—	1.20	1.20	2.92	2.92
2023	192,366	33.51	33.51	6,443,989	—	1.20	1.20	1.79	1.79
2022	215,176	32.92	32.92	7,081,673	—	1.20	1.20	(14.36)	(14.36)
2021	231,095	38.44	38.44	8,880,575	0.00	1.20	1.20	10.97	10.97
2020	250,171	34.64	34.64	8,664,986	0.00	1.20	1.20	13.05	13.05

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Mid Cap Fund®
2024	158,221	33.58	33.58	5,307,231	—	1.20	1.20	15.40	15.40
2023	151,484	29.10	29.10	4,403,515	0.00	1.20	1.20	12.75	12.75
2022	141,298	25.81	25.81	3,641,687	0.00	1.20	1.20	(15.46)	(15.46)
2021	147,210	30.53	30.53	4,489,116	0.00	1.20	1.20	21.39	21.39
2020	139,069	25.15	25.15	3,493,263	0.00	1.20	1.20	7.62	7.62
Invesco V.I. Main Street Small Cap Fund®
2024	178,406	46.84	46.84	8,356,641	—	1.20	1.20	11.05	11.05
2023	170,805	42.18	42.18	7,204,535	0.01	1.20	1.20	16.42	16.42
2022	174,784	36.23	36.23	6,333,808	0.00	1.20	1.20	(17.06)	(17.06)
2021	197,199	43.68	43.68	8,614,729	0.00	1.20	1.20	20.80	20.80
2020	202,454	36.16	36.16	7,321,674	0.00	1.20	1.20	18.21	18.21
LVIP American Century Ultra (a)
2024	952,015	69.21	69.21	65,890,739	—	1.20	1.20	27.06	27.06
2023	1,277,114	54.47	54.47	69,563,210	—	1.20	1.20	41.55	41.55
2022	1,262,596	38.48	38.48	48,584,543	—	1.20	1.20	(33.28)	(33.28)
2021	1,028,697	57.67	57.67	59,320,632	—	1.20	1.20	21.54	21.54
2020	1,076,598	47.45	47.45	51,089,255	—	1.20	1.20	47.73	47.73
LVIP American Century Value (a)
2024	1,649,724	36.91	36.91	60,894,254	0.03	1.20	1.20	7.99	7.99
2023	1,762,574	34.18	34.18	60,255,848	0.02	1.20	1.20	7.69	7.69
2022	1,846,590	31.74	31.74	58,607,187	0.02	1.20	1.20	(0.87)	(0.87)
2021	1,852,404	32.02	32.02	59,320,174	0.02	1.20	1.20	22.78	22.78
2020	2,419,376	26.08	26.08	63,097,202	0.03	1.20	1.20	(0.38)	(0.38)

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT II Research International
2024	1,695,767	18.16	18.16	30,780,770	0.01	1.20	1.20	1.57	1.57
2023	1,623,770	17.88	17.88	29,025,248	0.01	1.20	1.20	11.47	11.47
2022	1,533,791	16.04	16.04	24,593,553	0.02	1.20	1.20	(18.78)	(18.78)
2021	1,441,916	19.75	19.75	28,467,922	0.01	1.20	1.20	9.91	9.91
2020	1,412,081	17.97	17.97	25,359,960	0.02	1.20	1.20	11.41	11.41
MFS® VIT Total Return
2024	405,010	24.66	24.66	9,979,544	0.02	1.20	1.20	6.20	6.20
2023	448,070	23.22	23.22	10,400,014	0.02	1.20	1.20	8.86	8.86
2022	469,490	21.33	21.33	10,006,999	0.01	1.20	1.20	(10.90)	(10.90)
2021	569,497	23.94	23.94	13,627,678	0.02	1.20	1.20	12.45	12.45
2020	612,965	21.29	21.29	13,041,988	0.02	1.20	1.20	8.24	8.24
MFS® VIT Utilities
2024	229,036	38.02	38.02	8,710,821	0.02	1.20	1.20	9.98	9.98
2023	265,293	34.57	34.57	9,172,180	0.03	1.20	1.20	(3.49)	(3.49)
2022	288,713	35.82	35.82	10,343,727	0.02	1.20	1.20	(0.72)	(0.72)
2021	304,794	36.08	36.08	10,999,459	0.02	1.20	1.20	12.43	12.43
2020	323,158	32.09	32.09	10,370,184	0.02	1.20	1.20	4.36	4.36
NAA All Cap Value Series (a)
2024	677,863	87.60	92.91	59,336,398	0.02	1.00	1.20	8.91	9.14
2023	747,139	80.43	85.13	60,052,262	0.02	1.00	1.20	7.23	7.45
2022	814,680	75.01	79.23	61,072,603	0.01	1.00	1.20	(2.36)	(2.16)
2021	879,278	76.82	80.98	67,510,910	0.02	1.00	1.20	25.42	25.69
2020	973,006	61.25	64.43	59,565,311	0.02	1.00	1.20	0.64	0.85

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Cap Value Series (a)
2024	747,110	73.26	216.67	161,674,316	0.02	1.00	1.20	12.08	12.31
2023	840,748	65.23	193.30	162,334,735	0.02	1.00	1.20	7.96	8.18
2022	929,737	60.30	178.89	166,295,141	0.01	1.00	1.20	(2.50)	(2.30)
2021	1,004,944	61.72	183.64	184,371,115	0.02	1.00	1.20	25.51	25.75
2020	1,092,023	49.08	146.32	159,638,255	0.02	1.00	1.20	0.98	1.20
NAA Large Core Series (a)
2024	842,379	92.00	247.76	208,605,403	0.03	1.00	1.20	24.36	24.61
2023	936,866	73.83	199.23	186,568,724	0.02	1.00	1.20	25.38	25.65
2022	1,011,032	58.76	158.83	160,580,290	0.01	1.00	1.20	(21.62)	(21.46)
2021	1,090,653	74.82	202.72	221,015,514	0.01	1.00	1.20	26.94	27.20
2020	1,175,094	58.82	159.70	187,593,745	0.02	1.00	1.20	17.36	17.59
NAA Large Growth Series (a)
2024	789,008	49.70	52.34	39,127,318	0.03	1.00	1.20	30.58	30.85
2023	795,813	38.06	40.00	30,221,806	0.01	1.00	1.20	38.25	38.50
2022	848,134	27.53	28.88	23,301,753	0.00	1.00	1.20	(31.52)	(31.39)
2021	897,596	40.20	42.09	36,016,613	0.01	1.00	1.20	26.26	26.51
2020	956,263	31.84	33.27	30,397,930	0.01	1.00	1.20	36.18	36.52
NAA Mid Growth Series (a)
2024	773,458	138.52	169.61	131,136,070	0.03	1.00	1.20	15.96	16.19
2023	969,516	119.22	146.27	141,762,863	0.01	1.00	1.20	24.89	25.15
2022	1,016,557	95.26	117.06	119,013,644	0.00	1.00	1.20	(28.64)	(28.50)
2021	974,005	133.23	164.12	159,805,399	0.01	1.00	1.20	12.32	12.55
2020	1,046,584	118.37	146.11	152,879,173	0.01	1.00	1.20	30.51	30.78

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Small Cap Value Series (a)
2024	346,043	79.92	84.01	27,662,812	0.01	1.00	1.20	7.19	7.42
2023	387,057	74.56	78.21	28,863,204	0.01	1.00	1.20	8.97	9.19
2022	415,104	68.42	71.63	28,407,399	0.01	1.00	1.20	(4.89)	(4.70)
2021	439,433	71.94	75.16	31,618,056	0.01	1.00	1.20	24.66	24.91
2020	494,861	57.71	60.17	28,560,360	0.01	1.00	1.20	(2.15)	(1.96)
NAA Small Growth Series (a)
2024	357,372	51.70	54.63	18,477,204	0.03	1.00	1.20	11.37	11.63
2023	399,259	46.42	48.94	18,531,061	0.01	1.00	1.20	19.58	19.80
2022	437,934	38.82	40.85	17,000,006	0.00	1.00	1.20	(27.49)	(27.34)
2021	481,279	53.54	56.22	25,766,312	0.00	1.00	1.20	5.27	5.46
2020	514,974	50.86	53.31	26,192,036	0.01	1.00	1.20	30.24	30.50
NAA Smid-Cap Value Series (a)
2024	523,777	175.69	185.80	91,962,218	0.01	1.00	1.20	7.74	7.95
2023	606,025	163.07	172.11	98,770,644	0.01	1.00	1.20	8.42	8.64
2022	668,436	150.41	158.42	100,487,547	0.01	1.00	1.20	(3.04)	(2.84)
2021	727,738	155.12	163.05	112,831,636	0.02	1.00	1.20	22.27	22.51
2020	818,159	126.87	133.09	103,758,472	0.01	1.00	1.20	3.05	3.26
NAA World Equity Income Series (a)
2024	1,107,107	75.31	77.66	86,034,768	0.03	1.00	1.20	11.23	11.45
2023	1,244,223	67.57	69.82	86,916,785	0.03	1.00	1.20	10.93	11.17
2022	1,380,024	60.78	62.93	86,897,346	0.02	1.00	1.20	(10.22)	(10.04)
2021	1,506,673	67.56	70.09	105,651,828	0.02	1.00	1.20	20.28	20.54
2020	1,642,120	56.05	58.27	95,731,361	0.03	1.00	1.20	5.37	5.58

(a)	Name change. See Note 1.

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Neuberger Berman AMT Sustainable Equity
2024	717,614	65.42	67.94	46,910,556	—	1.00	1.20	24.00	24.25
2023	814,965	52.76	54.68	42,964,768	0.00	1.00	1.20	25.05	25.30
2022	893,294	42.19	43.64	37,661,644	0.00	1.00	1.20	(19.62)	(19.45)
2021	970,459	52.49	54.18	50,909,639	0.00	1.00	1.20	21.67	21.92
2020	1,059,233	43.14	44.44	45,666,861	0.00	1.00	1.20	17.87	18.10
PIMCO VIT All Asset
2024	132,124	21.31	21.31	2,810,977	0.07	1.20	1.20	2.50	2.50
2023	148,043	20.79	20.79	3,073,623	0.03	1.20	1.20	6.83	6.83
2022	158,200	19.46	19.46	3,074,271	0.07	1.20	1.20	(12.89)	(12.89)
2021	183,542	22.34	22.34	4,095,828	0.12	1.20	1.20	14.86	14.86
2020	191,870	19.45	19.45	3,728,566	0.05	1.20	1.20	6.69	6.69
PIMCO VIT CommodityRealReturn Strategy
2024	174,607	7.78	7.78	1,359,246	0.02	1.20	1.20	2.91	2.91
2023	180,221	7.56	7.56	1,363,384	0.14	1.20	1.20	(9.03)	(9.03)
2022	329,561	8.31	8.31	2,738,306	0.25	1.20	1.20	7.36	7.36
2021	344,899	7.74	7.74	2,670,502	0.04	1.20	1.20	31.63	31.63
2020	177,187	5.88	5.88	1,041,812	0.06	1.20	1.20	0.17	0.17
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2024	167,529	17.74	17.74	2,971,166	0.04	1.20	1.20	4.17	4.17
2023	168,022	17.03	17.03	2,860,109	0.03	1.20	1.20	7.72	7.72
2022	185,302	15.81	15.81	2,928,581	0.02	1.20	1.20	(11.23)	(11.23)
2021	200,130	17.81	17.81	3,563,208	0.01	1.20	1.20	(3.10)	(3.10)
2020	239,049	18.38	18.38	4,394,053	0.06	1.20	1.20	4.25	4.25
PIMCO VIT Low Duration
2024	3,030,422	12.90	12.90	39,085,045	0.02	1.20	1.20	3.20	3.20
2023	291,591	12.50	12.50	3,634,067	0.08	1.20	1.20	3.73	3.73
2022	322,344	12.05	12.05	3,869,021	0.01	1.20	1.20	(6.88)	(6.88)
2021	2,244,807	12.94	12.94	29,029,909	0.00	1.20	1.20	(2.12)	(2.12)
2020	1,143,661	13.22	13.22	15,107,558	0.01	1.20	1.20	1.77	1.77

Variflex Separate Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Real Return
2024	508,185	15.78	15.78	8,014,666	0.03	1.20	1.20	0.90	0.90
2023	594,974	15.64	15.64	9,300,279	0.03	1.20	1.20	2.42	2.42
2022	698,283	15.27	15.27	10,656,995	0.07	1.20	1.20	(12.94)	(12.94)
2021	688,270	17.54	17.54	12,068,157	0.05	1.20	1.20	4.34	4.34
2020	744,814	16.81	16.81	12,519,142	0.01	1.20	1.20	10.37	10.37
Royce Micro-Cap
2024	88,291	27.10	27.10	2,388,889	—	1.20	1.20	12.31	12.31
2023	97,569	24.13	24.13	2,351,184	—	1.20	1.20	17.36	17.36
2022	104,330	20.56	20.56	2,142,386	—	1.20	1.20	(23.37)	(23.37)
2021	117,865	26.83	26.83	3,158,700	—	1.20	1.20	28.43	28.43
2020	110,420	20.89	20.89	2,304,165	—	1.20	1.20	22.31	22.31

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Variflex Separate Account

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.